UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Ridge Investment Management, LLC
Address: 274 Riverside
         2nd Floor
         Westport, CT  06880

13F File Number:  028-13340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Knox III
Title:     Chief Compliance Officer
Phone:     (203) 227-4515

Signature, Place, and Date of Signing:

  /s/ John J. Knox III     Westport, CT     April 12, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    48

Form 13F Information Table Value Total:    $218,029 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     5844   165471 SH       SOLE                   165471        0        0
ABBVIE INC                     COM              00287y109     4309   105676 SH       SOLE                   105676        0        0
ANADARKO PETE CORP             COM              032511107     4156    47528 SH       SOLE                    47528        0        0
APPLE INC                      COM              037833100     4331     9785 SH       SOLE                     9785        0        0
BANK NEW YORK MELLON CORP      COM              064058100     5728   204655 SH       SOLE                   204655        0        0
BANK OF AMERICA CORPORATION    COM              060505104     6538   536800 SH       SOLE                   536800        0        0
BARD C R INC                   COM              067383109     3969    39385 SH       SOLE                    39385        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      469     4500 SH       SOLE                     4500        0        0
CALUMET SPECIALTY PRODS PTNR   UT LTD PARTNER   131476103      315     8445 SH       SOLE                     8445        0        0
CBS CORP NEW                   CL B             124857202     6923   148286 SH       SOLE                   148286        0        0
CHEESECAKE FACTORY INC         COM              163072101     3765    97513 SH       SOLE                    97513        0        0
CHEVRON CORP NEW               COM              166764100     6724    56590 SH       SOLE                    56590        0        0
CISCO SYS INC                  COM              17275r102     5832   279117 SH       SOLE                   279117        0        0
CVS CAREMARK CORPORATION       COM              126650100     9191   167144 SH       SOLE                   167144        0        0
E M C CORP MASS                COM              268648102     3026   126676 SH       SOLE                   126676        0        0
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985r104      155    15750 SH       SOLE                    15750        0        0
EMERSON ELEC CO                COM              291011104     5757   103051 SH       SOLE                   103051        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107      569     9443 SH       SOLE                     9443        0        0
EXXON MOBIL CORP               COM              30231G102     5955    66084 SH       SOLE                    66084        0        0
GENERAL ELECTRIC CO            COM              369604103     8571   370705 SH       SOLE                   370705        0        0
HALLIBURTON CO                 COM              406216101     4283   105998 SH       SOLE                   105998        0        0
HOME DEPOT INC                 COM              437076102    11612   166414 SH       SOLE                   166414        0        0
INTEL CORP                     COM              458140100     6310   289002 SH       SOLE                   289002        0        0
JPMORGAN CHASE & CO            COM              46625H100     7612   160398 SH       SOLE                   160398        0        0
MACYS INC                      COM              55616p104     6298   150535 SH       SOLE                   150535        0        0
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100      439     7228 SH       SOLE                     7228        0        0
MICROSOFT CORP                 COM              594918104      230     8027 SH       SOLE                     8027        0        0
MONSANTO CO NEW                COM              61166W101     6942    65718 SH       SOLE                    65718        0        0
NEWS CORP                      CL A             65248e104      413    13543 SH       SOLE                    13543        0        0
NORFOLK SOUTHERN CORP          COM              655844108     8327   108029 SH       SOLE                   108029        0        0
NORTHERN TIER ENERGY LP        COM UN REPR PART 665826103      229     7660 SH       SOLE                     7660        0        0
NOVADAQ TECHNOLOGIES INC       COM              66987g102     1419   143214 SH       SOLE                   143214        0        0
ONEOK PARTNERS LP              UNIT LTD PARTN   68268n103      283     4930 SH       SOLE                     4930        0        0
ORACLE CORP                    COM              68389X105     6301   194889 SH       SOLE                   194889        0        0
PHILIP MORRIS INTL INC         COM              718172109      297     3201 SH       SOLE                     3201        0        0
PROCTER & GAMBLE CO            COM              742718109     6927    89887 SH       SOLE                    89887        0        0
QUALCOMM INC                   COM              747525103     8291   123852 SH       SOLE                   123852        0        0
RAYTHEON CO                    COM NEW          755111507     5246    89228 SH       SOLE                    89228        0        0
SCHLUMBERGER LTD               COM              806857108     4016    53622 SH       SOLE                    53622        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     7523   425251 SH       SOLE                   425251        0        0
SEADRILL LIMITED               SHS              g7945e105      309     8291 SH       SOLE                     8291        0        0
SPDR INDEX SHS FDS             S&P EM MKT DIV   78463x533      382     8464 SH       SOLE                     8464        0        0
ST JUDE MED INC                COM              790849103     2038    50384 SH       SOLE                    50384        0        0
STATE STR CORP                 COM              857477103     7880   133353 SH       SOLE                   133353        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     5528    59162 SH       SOLE                    59162        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     8892   155420 SH       SOLE                   155420        0        0
WAL-MART STORES INC            COM              931142103     7372    98514 SH       SOLE                    98514        0        0
WELLS FARGO & CO NEW           COM              949746101      502    13575 SH       SOLE                    13575        0        0